Intangible Assets - Additional Infomation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment charges	¥ 0		¥ 0	¥ 0
Amortization of intangible assets	307,000	$ 45	35,000	¥ 0
Intangible assets with an indefinite useful life	¥ 0		¥ 0